Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Abstract - Other assets
Summary of other assets

	12/31/2024	12/31/2023
Recoverable taxes	630,457	327,585
Prepaid expenses (a)	505,127	351,627
Sundry debtors (b)	267,636	171,143
Premium or discount on transfer of financial assets	216,790	189,019
Commissions and bonus receivable (c)	211,871	226,520
Unbilled services provided	115,243	55,659
Amount receivable from the sale of investments	83,194	109,682
Agreements on sales of properties receivable	54,582	45,961
Pending settlements (d)	49,342	148,613
Advances to third parties	23,369	29,690
Early settlement of credit operations	4,039	79,278
Others	324,495	390,454
Total	2,486,145	2,125,231

(a) The cost of acquiring customers for the digital account and portability expenses to be appropriated;
(b) Refers mainly to processing portability amounts, credit card processing amounts, negotiation and intermediation of amounts and debtors for judicial deposit;
(c) Refers mainly to bonuses receivable from commercial contracts signed with Mastercard, Liberty and Sompo; and
(d) Pending settlements: refers mainly to settlement balances receivable from B3..